Pension and Other Employee Benefits - Summary of Shares of Stocks of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	₱ 2,316	₱ 1,903
Preferred Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	360	360
PSE [member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	1,401	1,026
Parent [Member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	48	35
Others [Member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	₱ 507	₱ 482